As filed pursuant to Rule 497(e)

under the Securities Act of 1933

Registration No. 333-49232

811-03240

Potentia(r)

Separate Account A

Fixed and Variable Annuity

Offered for 403(b) Plans

Prospectus

May 1, 2003 as revised March 1, 2004

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The Variable Annuity Life Insurance Company

Units of Interest under Group

Fixed and Variable Annuity Contracts

Potentia(r)

Separate Account A

Prospectus May 1, 2003 as revised March 1, 2004

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Potentia that consist of unallocated group annuity contracts (the "Contracts") to certain employer sponsored 403(b) retirement plans. Potentia is available to participants in retirement programs that qualify for deferral of federal income taxes.

Potentia permits Participants to invest in and receive retirement benefits in a Fixed Account Option and/or an array of Variable Account Options described in this prospectus. Not all Variable Account Options may not be available under each employer's retirement program.

This prospectus provides information the Plan and Plan Participants should know before investing in Potentia. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

A Statement of Additional Information, dated May 1, 2003, contains additional information about Potentia and is part of this prospectus. You may obtain a free copy by calling 1-888-258-3422. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Variable Investment Options
VALIC Company I	VALIC Company II	American Century Ultra Fund, Investor Class
Growth & Income Fund	Aggressive Growth Lifestyle Fund	Janus Adviser Worldwide Fund, Class I
Mid Cap Index Fund	Capital Appreciation Fund	Putnam Global Equity Fund, Class A
Money Market I Fund	Conservative Growth Lifestyle Fund	Putnam New Opportunities Fund, Class A
Science & Technology Fund	Core Bond Fund	Putnam OTC & Emerging Growth Fund, Class A
Small Cap Index Fund	Moderate Growth Lifestyle Fund
Social Awareness Fund	Small Cap Growth Fund
Stock Index Fund	Strategic Bond Fund

Table of Contents

Page

Glossary of Terms 5

Fee Table 6

Summary 7

Selected Purchase Unit Data 8

General Information 9

About Potentia 9

About VALIC 9

About VALIC Separate Account A 10

Units of Interests 10

Distribution of the Contracts 10

Fixed Account Option 11

Variable Account Options 11

Purchase Period 13

Purchase Payments 13

Purchase Units 13

Calculation of Purchase Unit Value 14

Potentia General Account Unit Value Calculations 14

Variable Account Options Unit Value Calculations 14

Stopping Purchase Payments 15

Transfers Between Investment Options 15

During the Purchase Period 15

During the Payout Period 15

Effective Date of Transfer 15

Market Timing 16

Fees and Charges 16

Premium Tax Charge 16

Separate Account Charges 16

Fund Annual Expense Charges 17

Other Tax Charges 17

Market Value Adjustment 17

Payout Period 17

Fixed Payout 18

Variable Payout 18

Combination Fixed and Variable Payout 18

Payout Date 18

Payout Options 18

Enhancements to Payout Options 19

Payout Information 19

Surrender of Account Value 20

When Surrenders Are Allowed 20

Surrender Restrictions 20

Partial Surrenders 20

Potentia General Account 21

Death Benefits 21

Beneficiary Information 21

During the Payout Period 22

Investment Performance of Separate Account Divisions 22

Other Contract Features 22

Changes That May Not Be Made 22

We Reserve Certain Rights 22

Fund Changes 23

Relationship to Employer's Plan 23

Voting Rights 23

Who May Give Voting Instructions 23

Determination of Fund Shares Attributable to Your Account 23

How Fund Shares Are Voted 23

Federal Tax Matters 24

Type of Plans 24

Tax Consequences in General 24

Effect of Tax-Deferred Accumulations 25

Contents of Statement of Additional Information 26

Glossary of Terms

Unless otherwise specified in this prospectus, the words "We," "Us," "Our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms We use in this prospectus are:

Account Value - the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

Annuitant - the individual (in most cases, you) to whom Payout Payments will be paid.

Assumed Investment Rate - The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

Beneficiary - the individual designated to receive Payout Payments upon the death of the Annuitant.

Contract Owner - the individual or entity to whom the annuity contract ("Contract") is issued. For a group annuity contract this will usually be your employer. For individual contracts, this will usually be you.

Fixed Account Option - an account that is guaranteed to earn at least a minimum rate of interest while invested in a VALIC general account.

Home Office - located at 2929 Allen Parkway, Houston, Texas 77019.

Mutual Fund or Fund - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Participant - the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made. Participant references imparting one gender shall mean either gender. For example, "his" shall mean "his or her" for convenience in this prospectus.

Participant Year - a twelve month period starting with the issue date of a Contract and each anniversary of that date.

Payout Period - the time when you begin to withdraw your money in a steady stream of payments. Also may be called the "Annuity Period."

Payout Unit - A measuring unit used to calculate payout payments from your Variable Account Option. Payout unit values will vary with the investment experience of the VALIC Separate Account A Division.

Proof of Death - a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

Purchase Payments - an amount of money you or your employer pay to VALIC to receive the benefits of an annuity Contract offered by the Contracts.

Purchase Period - the time between your first Purchase Payment and your Payout Period (or surrender). Also may be called the "Accumulation Period."

VALIC Separate Account A - a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

Variable Account Options - investment options that correspond to Separate Account Divisions offered by the Contracts. Each Division is a subaccount of VALIC separate Account A. Each Separate Account Division represents Our investment in a different mutual fund.

Fee Table

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

Contract Owner/Participant Expenses (1)

Maximum Surrender Charge 0.00%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

Account Maintenance Fee $ 0

Separate Account Expenses (as a percentage of Separate Account net assets) (2) 1.45%

The next table shows the total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning the Mutual Funds' fees and expenses is contained in the prospectus for the Funds.
Total Annual Mutual Fund Operating Expenses	Minimum	Maximum
(Expenses that are deducted from the assets of a Mutual Fund, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.37%	1.58%

(1) Premium taxes are not shown here, but may be charged by some states. See "Premium Tax Charge" in this prospectus.

(2) Reductions in the surrender charge and the account maintenance fee are available if certain conditions are met. See "Reduction of Separate Account Charges" in this prospectus.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender or do not surrender your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$306	$936	$1,592	$3,349

Note: This example should not be considered representative of past or future expenses for VALIC Separate Account A or for the Mutual Funds. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Summary

Potentia is VALIC's combination fixed and variable annuity that offers Participants a wide choice of investment options and flexibility. A summary of Potentia's major features is presented below. For a more detailed discussion of Potentia, please read the entire prospectus carefully.

Fixed And Variable Options

Potentia offers a choice from among 19 Variable Account Options and one Fixed Account Option, the Potentia General Account. An employer's retirement program will describe which investment options are available to Participants. All money contributed to a Contract is initially allocated to the Potentia General Account where it will remain until We are instructed to transfer amounts to a Variable Account Option. See "Fixed Account Option" and "Variable Account Options" below.

Choosing Investment Options

There are 20 investment options offered in Potentia. This includes the Potentia General Account and 19 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 ("1940 Act"). The Potentia General Account is not subject to regulation under the 1940 Act and is not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Potentia General Account. However, federal securities law does require such data to be accurate and complete.

Transfers

There is no charge to transfer money among Potentia's investment options. Account Values may be transferred between Variable Account Options or between a Variable Account Option and the Potentia General Account at any time during the Purchase Period (please see the "Purchase Period" section in the Prospectus).

Transfers can be made by the Plan or its administrator by contacting Our Home Office at 1-888-258-3422. Our home office is located at 2929 Allen Parkway, Houston, Texas 77019. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

Loans

The Potentia contract does not have a provision for contract loans. However, the employer or plan sponsor may offer loans through the Plan. A loan would be reflected as a withdrawal from the Potentia contract and a loan from the Plan trustee or third party administrator. Withdrawals from the Potentia General Account performed to fund Plan loans will be subject to a market value adjustment.

Fees And Charges

Premium Tax Charge

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

Separate Account Charges

An annual separate account charge will be assessed at an aggregate annualized rate of 1.45% on the average daily net asset value of VALIC Separate Account A.

More information on Fees may be found in the prospectus under the headings "Fees and Charges" and "Fee Table."

Payout Options

When a Participant withdraws their money, he can select from several payout options: a lifetime annuity (which guarantees payment for as long as he lives), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

Federal Tax Information

Although deferred annuity contracts often can be purchased with after-tax dollars, the Potentia contract is offered primarily in conjunction with retirement programs which receive favorable tax treatment under federal law. For a more detailed discussion of these income tax provisions, see the "Federal Tax Matters" section of the prospectus and of the Statement of Additional Information.

Annuities, custodial accounts and trusts used to fund tax qualified retirement plans and programs (such as those established under IRC sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax qualified plan or program, you should know that an annuity does not provide additional tax deferral beyond the tax qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account Expenses are charged for these benefits, as described in the "Fees and Charges" section of this prospectus.

Purchase Requirements

Purchase Payments may be made at any time and in any amount, subject to plan limitations. For more information on Purchase Payments, refer to the "Purchase Period" section of the prospectus.

Selected Purchase Unit Data

Purchase units shown are for a Purchase Unit outstanding throughout the year under a representative Contract, invested in a Variable Account Option as shown.

As of December 31, 2002
Variable Account Option	Purchase Units in Force	Purchase Unit Value
American Century Ultra Fund - Division 31	-	0.635
Janus Adviser Worldwide Fund - Division 47	10,453	0.579
Putnam Global Equity Fund - Division 28	2,467	0.575
Putnam New Opportunities Fund - Division 26	-	0.472
Putnam OTC & Emerging Growth Fund - Division 27	-	0.378
VALIC Company I
Growth & Income Fund - Division 16	-	0.687
Mid Cap Index Fund - Division 4	39,771	0.802
Money Market I Fund - Division 6	18,224	1.014
Science & Technology Fund - Division 17	-	0.338
Small Cap Index Fund - Division 14	13,549	0.745
Social Awareness Fund - Division 12	-	0.660
Stock Index Fund - Division 10c	42,075	0.659
VALIC Company II
Aggressive Growth Lifestyle Fund - Division 48	6,821	0.698
Capital Appreciation Fund - Division 39	-	0.532
Conservative Growth Lifestyle Fund - Division 50	41,947	0.901
Core Bond Fund - Division 58	2,273	1.121
Moderate Growth Lifestyle Fund - Division 49	20,413	0.818
Small Cap Growth Fund - Division 35	-	0.514
Strategic Bond Fund - Division 59	2,776	1.089

General Information

About Potentia

Potentia was developed to help Participants save money for their retirement. It offers a combination of fixed and variable investment options that Participants can invest in to help them reach their retirement savings goals. Contributions to Potentia can come from different sources, like payroll deductions or money transfers. The retirement savings process with Potentia will involve two stages: the Purchase Period and the Payout Period. The first is when Participants make contributions into Potentia called "Purchase Payments." The second is when Participants receive their retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

Participants may choose, depending upon their retirement savings goals, personal risk tolerances, and retirement plan, to invest in the Potentia General Account and/or the Variable Account Options described in this prospectus. The Plan provides for Participant retirement benefits by allowing the Participants to select an annuity for their payouts.

The Potentia contract is unallocated, which means that VALIC will not maintain separate Participant account records and will not issue a separate contract or certificate to the Participant. However, the Participant's interest in the Contract, as reflected in records maintained by or on behalf of the Plan sponsor, are subject to all of the applicable restrictions under the Internal Revenue Code of 1986, as amended ("Code"), section 403(b), and to plan limitations that may be more restrictive than the Code restrictions. Most Participant rights described in this prospectus may be exercised by contacting the Plan's administrator or another Plan representative, rather than contacting VALIC directly. This helps ensure compliance with the employer's Plan.

About VALIC

We were originally organized on December 21, 1955, as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Potentia. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, American General Corporation, VALIC's indirect parent company, was acquired by the American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading U.S.-based international insurance and financial services organization, the largest underwriter of commercial and industrial insurance in the United States, and among the top-ranked U.S. life insurers. Its member companies write a wide range of general insurance and life insurance products for commercial, institutional and individual customers through a variety of distribution channels in approximately 130 countries and jurisdictions throughout the world. AIG VALIC is the marketing name for the family of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; and VALIC, offering a wide array of investment and insurance products, as well as financial and retirement planning services.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

About VALIC Separate Account A

Money directed into Potentia's Variable Account Options will be sent through VALIC's Separate Account A. You do not invest directly in the Variable Account Options. VALIC's Separate Account A invests in the Variable Account Option on behalf of your account. VALIC Separate Account A is made up of what We call "Divisions." Nineteen Divisions are available and represent the Variable Account Options in Potentia. Each of these Divisions invests in a different Mutual Fund made available through Potentia. For example, Division Ten represents and invests in the (VALIC Company I) Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979, under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Potentia, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. The Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Potentia be held exclusively for the benefit of the Plan, Participants, Annuitants, and beneficiaries of Potentia. The commitments under the Contracts are VALIC's, and AGC and AIG have no legal obligation to back these commitments. When We discuss performance information in this prospectus, We mean the performance of a VALIC Separate Account A Division.

Units Of Interest

Investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution Of The Contracts

American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. We may also pay an annual trail commission of up to 0.25%. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

Fixed Account Option

Potentia offers one Fixed Account Option, the Potentia General Account. The Potentia General Account provides fixed-return investment growth. This account is guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. With the exception of the market value adjustment, which generally will be applied to withdrawals after the first plan year in excess of certain amounts, We bear the entire investment risk for the Potentia General Account. All Purchase Payments and interest earned on such amounts in the Potentia General Account will be paid regardless of the investment results experienced by the Company's general assets. Certain limitations may also apply. See "Transfers Between Investment Options" and "Market Value Adjustment" in this prospectus.

Variable Account Options

Potentia provides nineteen Variable Account Options. The Plan may limit the number of Variable Account Options available to its Participants to a smaller number. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund.

American Century Ultra Fund - seeks long-term capital growth through investments primarily in common stocks that are considered to have greater than average prospects for appreciation. Adviser: American Century Investment Management, Inc.

Janus Adviser Series Worldwide Fund - seeks long-term growth of capital in a manner consistent with the preservation of capital, by investing in common stocks of companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S. Adviser: Janus Capital Management, LLC.

Putnam Global Equity Fund - Class A Shares - seeks capital appreciation by investing in common stocks of companies worldwide. The Adviser invests mainly in midsized and large companies with favorable investment potential. Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets. Adviser: Putnam Investment Management, LLC.

Putnam New Opportunities Fund - Class A Shares - seeks long-term capital appreciation by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that the Adviser believes have high growth potential. Adviser: Putnam Investment Management, LLC.

Putnam OTC & Emerging Growth Fund - Class A Shares - seeks capital appreciation by investing mainly in common stocks of U.S. companies traded in the over-the-counter market and common stocks of "emerging growth" companies listed on the securities exchanges with a focus on growth stocks. Emerging growth companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry. Adviser: Putnam Investment Management, LLC.

VALIC Company I Funds

Growth & Income Fund - seeks long-term growth of capital and secondarily, current income through investment in common stocks and equity-related securities. Adviser: VALIC. Sub-adviser: AIG SunAmerica Asset Management Corp.

Mid Cap Index Fund (1) - seeks growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(r) Index. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Money Market I Fund - seeks liquidity, protection of capital and current income thorough investments in short-term money market instruments. Adviser: VALIC. Sub-adviser: AIG SunAmerica Asset Management Corp.

Science & Technology Fund - seeks long-term capital appreciation through investments primarily in the common stocks of companies that are expected to benefit from the development, advancement and use of science and technology. Adviser: VALIC. Sub-adviser: T. Rowe Price Associates, Inc.

Small Cap Index Fund (2) - seeks growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(r) Index. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Social Awareness Fund - seeks growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Stock Index Fund (1) - seeks long-term capital growth through investments in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(r) Index. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

VALIC Company II Funds

Aggressive Growth Lifestyle Fund - seeks growth through investments in VALIC Company I or VALIC Company II Funds. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Capital Appreciation Fund - seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies. Adviser: VALIC. Sub-adviser: Credit Suisse Asset Management LLC.

Conservative Growth Lifestyle Fund - seeks current income and low to moderate growth of capital through investments in VALIC Company I or VALIC Company II Funds. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Core Bond Fund - seeks the highest possible total return consistent with conservation of capital through investment in medium- to high quality fixed income securities. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Moderate Growth Lifestyle Fund - seeks growth and current income through investments in VALIC Company I or VALIC Company II Funds. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Small Cap Growth Fund - seeks long-term growth from a portfolio of equity securities of small capitalization growth companies. Adviser: VALIC. Sub-adviser: Franklin Advisers, Inc.

Strategic Bond Fund - seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of. income producing securities. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

___________

(1) "Standard & Poor's(r)", "S&P(r)", "S&P 500(r)" and "S&P MidCap 400(r)" are trademarks of Standard and Poor's ("S&P"). The Mid Cap Index Fund and Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds.

(2) The Russell 2000(r) Index is a trademark/servicemark of Frank Russell Trust Company. Russell (TM) is a trademark of the Frank Russell Company.

AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are affiliated with VALIC due to common parent company ownership. A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with Us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Fund's prospectus.

Purchase Period

The Purchase Period begins when the first Participant Purchase Payment is made and continues until that Participant begins his Payout Period. The Purchase Period can also end for any Participant when a Potentia account is surrendered before the Payout Period. The amount, number, and frequency of Purchase Payments is determined by the retirement plan for which Potentia was purchased.

Purchase Payments

Initial Purchase Payments must be received by VALIC either with, or after, a completed Plan application. The Contract Owner or the Plan's administrator is responsible for furnishing instructions to Us (a contribution flow report) as to the amount being applied to each account option.

When an initial Purchase Payment is accompanied by an application, within 2 business days We will:

  Accept the Application and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount, on the date We accept your application, to the Fixed Account Option or Variable Account Option selected;
  Reject the Application and return the Purchase Payment; or
  Request Additional Information to correct or complete the application. In the case of an individual variable annuity contract, We may return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify. Once you provide Us with the requested information, We will establish your account and apply your Purchase Payment, on the date We accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If We receive Purchase Payments from the Plan before We receive its completed application, We will not be able to establish a permanent account for the Plan. Under those circumstances, We will return the Purchase Payment to the employer.

If mandated under applicable law, We may be required to reject a Purchase Payment. We may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

Purchase Units

A Purchase Unit is a unit of interest owned by the Plan in a Variable Account Option. Purchase Units apply only to the Variable Account Options selected by the Plan. Purchase Unit values and the gross investment rate are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time. Once We have established the Plan's account and have applied its initial Purchase Payment as described above, any subsequent Purchase Payment received by Us, or the Plan's administrator acting on Our behalf, before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of the Variable Account Options will fluctuate. The calculation methods are shown below. For more information as to how Purchase Unit Values are calculated, see the Statement of Additional Information.

Calculation Of Purchase Unit Value

The Purchase Unit value for a Division is calculated as shown below:

STEP 1: Calculate the gross investment rate:

The Gross Investment Rate

EQUALS

The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division

DIVIDED BY

The value of the Division for the immediately preceding day on which the values are calculated.

STEP 2: Calculate the net investment rate for any day as follows:

Net Investment Rate

EQUALS

Gross Investment Rate (calculated in Step 1)

MINUS

Separate Account charges and any income tax charges.

STEP 3: Determine Purchase Unit Value for a day.

The Purchase Unit Value for a day

EQUALS

The Purchase Unit Value for the immediate preceding day

MULTIPLIED BY

The Net Investment Rate (as calculated in Step 2) plus 1.00.

Potentia General Account Unit Value Calculations

The Potentia General Account may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. A Plan may allocate all or a portion of Participant Purchase Payments to the Potentia General Account. All payments under Potentia are initially allocated to the Potentia General Account, before being transferred to the Variable Account Options as instructed. A complete discussion of the Potentia General Account may be found in the "Summary" and "Fixed Account Option" sections in this prospectus. The value of your Potentia General Account investment may be affected by a market value adjustment will be applied to withdrawals after the first plan year in excess of certain amounts. See the "Market Value Adjustment" section below. Here is how a Participant may calculate the value of his Potentia General Account during the Purchase Period:

Value of The Potentia General Account

EQUALS

All Purchase Payments made to the Potentia General Account

PLUS

Amounts transferred from Variable Account Options to the Potentia General Account

PLUS

All interest earned

MINUS

Amounts transferred or withdrawn from Potentia General Accounts (including applicable fees and charges)

Variable Account Options Unit Value Calculations

A Plan may allocate all or a portion of Participant Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value the Plan's accounts will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units the Plan's accounts will be credited for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of the Plan's accounts may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in an account during the Purchase Period:

The value of a Variable Account Option

EQUALS

The total number of Purchase Units

MULTIPLIED BY

The Current Purchase Unit Value.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before the Potentia contract has been surrendered by the Plan. The value of the Purchase Units will continue to vary. The Plan's Account Value will continue to be subject to change.

Transfers Between Investment Options

Participants may request a transfer of all or part of their portion of the Account Value between the various Fixed Account and Variable Account Options in Potentia through the Plan's administrator or another designated representative of the Plan without a charge. The Account Value is the total sum of the Plan's Potentia General Account and Variable Account Options that have not yet been applied to payout payments. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below.

During The Purchase Period

We currently permit transfers between Variable Account Options or between a Variable Account Option and the Potentia General Account, at any time. We may, however, limit the number, frequency (minimum period of time between transfers) or amount of transfers a Plan or its Participants can make. The underlying Mutual Fund of any Variable Account Option may also impose similar limitations or restrictions on the transfers to or from such Fund and may refuse your transaction. Please refer to the current prospectus for each Fund to determine if additional limitations or restrictions apply.

During The Payout Period

During the Payout Period, transfers between Potentia's investment options may be subject to certain limitations imposed by the annuity option purchased. In no event may transfers be done once payout begins from the Potentia General Account.

We will send the Plan confirmation of the completed transfer within 5 days from the date of its instruction. When the Plan or its administrator receives its confirmation, it is the Plan's duty to verify the information shown, and advise Us of any errors within immediately.

Effective Date Of Transfer

The effective date of a transfer will be:

  The date of receipt, if received by Us, or the Plan's administrator acting on Our behalf, before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. Eastern time); otherwise
  The next date values are calculated.

Market Timing - Frequent Transfers

The Contracts and the Variable Account Option are not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short-term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Mutual Fund. These market timing strategies are disruptive to the underlying Mutual Funds and are thereby potentially harmful to investors. If We determine, in Our sole discretion, that your transfer patterns reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, We will monitor and may terminate or restrict your transfer privileges, after We notify you of the restriction in writing, if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners.

Fees and Charges

By investing in Potentia, Participants may be subject to four basic types of fees and charges:

  Premium Tax Charge
  Separate Account Charges
  Fund Annual Expense Charge
  Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus. In addition, certain charges may apply to the Potentia General Account which are discussed at the end of this section.

Throughout this prospectus you will find repeated references to the tax-deferred nature of the annuity contract, as well as the tax-deferred nature of contributions to qualifying retirement programs. There is no fee for this tax-deferred feature. Instead, the tax deferral is a result of the application of federal income tax rules to the contract and, if applicable, to the retirement program under which this contract is purchased.

Premium Tax Charge

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, We will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If We deduct an amount for premium taxes, but later find the tax was not due, We will adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date We determined the tax was not due.

Separate Account Charges

There will be a separate account charge applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 1.45% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The separate account charge is to compensate the Company for assuming mortality and expense risks under Potentia. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for a Participant's life no matter how long that might be. The expense risk is Our obligation to cover the cost of issuing and administering Potentia, no matter how large the cost may be.

The Company may make a profit on the separate account charge. For more information about the Separate Account Charge, see the Fee Table in this prospectus.

Reduction of Separate Account Charges

We may, as described below, determine that the Separate Account charges for Potentia may be reduced. We may reduce these charges if We determine that your retirement program will allow Us to reduce or eliminate certain expenses that We usually incur for retirement programs. There are a number of factors We will review in determining whether your retirement program will allow Us to reduce or eliminate these expenses:

We review the following factors to determine whether We can reduce the Separate Account charges:

  The frequency of Purchase Payments for your retirement program.
  The size of your retirement program.
  The amount of your retirement program's periodic purchase payment.
  The method of remitting periodic purchase payments.

We will only do this if permitted by this Contract and by VALIC guidelines in effect at the time. In no event will the reduction of fees be permitted where the reduction will unfairly discriminate against any person.

Fund Annual Expense Charges

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. These charges vary each year because they are based on the actual costs incurred by the Funds. Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund.

Other Tax Charges

We reserve the right to charge for certain taxes (other than premium taxes) that We may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Market Value Adjustment

The Potentia General Account will be guaranteed to receive a stated rate of interest that is periodically determined, as specified in your contract. Plan withdrawals after the first policy year in excess of 20% of the Account Value of the Potentia General Account as of the last anniversary of the Potentia Contract will be subject to a market value adjustment. This adjustment may be positive, negative, or zero based upon the differences in interest rates at the time the Contract was established or over the last five years, if less, and at the time of the withdrawal. Any negative adjustment will be waived to the extent it decreases the surrender value below the minimum guaranteed rate as specified in your contract This adjustment will not apply to any withdrawals of Account Value in the Potentia General Account used to purchase an annuity. For more information on the market value adjustment, see "Surrender of Account Value" below. The Plan should review the Contract for additional information on the Potentia General Account.

Payout Period

The Payout Period on an annuity begins when a Participant decides to withdraw money in a steady stream of payments. If the Plan permits, a Participant may be able to apply any portion of any amounts payable to one of the types of Payout Options listed below. A Participant may choose to have a Payout Option on either a fixed, a variable, or a combination payout basis. When a Participant chooses to have a Payout Option on a Variable basis, the same Variable Account Options may be used as the Participant chose under the Plan during the Purchase Period.

Fixed Payout

Under Fixed Payout, a Participant will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments may depend on:

  Type and duration of Payout Option chosen;
  Your age or your age and the age of your survivor(1);
  The amount being applied; and
  The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of the Participant's payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Variable Payout

With a Variable Payout, a Participant may select from current Variable Account Options. A Participant's payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options the Participant selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate the Participant selected. Assumed Interest Rate means the rate used to determine a Participant's first monthly Payout Payment per thousand dollars of Account Value in his Variable Account Options(s). A Payout Unit is a measuring unit used to calculate Payout Payments from a Participant's Variable Account Option. Payout Unit values will vary with the investment experience of the VALIC Separate Account A divisions the Participant selected.

For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining a Participant's first Payout Payment, an Assumed Investment Rate of 3% is used (unless the Participant selects a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds the Participant's Assumed Investment Rate, the Participant's next payment will be greater than their first payment. If the investment experience of the Variable Account Option is lower than the Participant's Assumed Investment Rate, the Participant's next payment will be less than his first payment.

Combination Fixed And Variable Payout

With a Combination Fixed and Variable Payout, the Participant may choose:

  From the existing Variable Account Options (payments will vary); with a
  Fixed Payout (payment is fixed and guaranteed).

Payout Date

The Payout Date is the date elected by a Participant which under the annuity payout payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. The Participant's account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to Our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may be when a Participant attain age 59 1/2 or separates from service, but must be no later than April 1 following the calendar year a Participant reaches age 70 1/2 or the calendar year in which a Participant retires. For additional information on the minimum distribution rules that apply to payments under 403(b), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

Payout Options

A Participant may specify the manner in which his Payout Payments are made. A Participant may select one of the following options:

  Life Only - payments are made only to a Participant during his lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, or two if he died before the third payment.
  Life with Guaranteed Period - payments are made to a Participant during his lifetime, but if he dies before the guaranteed period has expired, the beneficiary will receive payments for the rest of the guaranteed period.
  Life with Cash or Unit Refund - payments are made to a Participant during his lifetime. Upon his death, the beneficiary will receive a lump sum payment equal to the remaining Annuity Value.
  Joint And Survivor Life - payments are made to a Participant during the joint lifetime of the Participant and a beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of third payment.
  Payment for a Designated Period - payments are made to the Participant for a select number of years between five and thirty. Upon the Participant's death, payments will continue to his beneficiary until the designated period is completed. An Annuitant or other payee receiving a Variable Payout under this option can select at any time to withdraw all or a portion of the value of the remaining Variable Payout. An Annuitant or other payee will receive one payment for the withdrawal. We calculate the value of any remaining Variable Payouts by assuming that each payment is equal and by discounting each payment to the present at an annual rate of 3% (the "assumed amount"). We calculate the "assumed amount" of each remaining payment as of the end of the Valuation Period in which We receive the Annuitant's request for a withdrawal.

Enhancements to Payout Options

A Participant may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

Payout Information

Once a Participant's Payout Payments have begun, the option he has chosen may not be stopped or changed. Any one of the Variable Account Options may result in a Participant receiving unequal payments during his life expectancy. If payments begin before age 59 1/2, a Participant may suffer unfavorable tax consequences, in the form of an excise tax, if the Participant does not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

A Participant's Payment Option should be selected at least 30 days before his Payout Date. If such selection is not made:

  Payments will be made under the Life with Guaranteed Period Option,
  The payments will be guaranteed for a 10 year period,
  The payments will be based on the allocation used for the Participant's Purchase Payments,
  The Fixed Account Option will be used to distribute payments to the Participant on a Fixed Payout basis, and
  The Variable Account Options will be used to distribute payments to the Participant on a Variable Payout basis.

A Participant's first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of a Participant's payment is less than $25, We reserve the right to reduce the number of payments made each year so each of a Participant's payments are at least $25, subject to any limitations under the Contract or Plan.

Surrender of Account Value

When Surrenders Are Allowed

The Contract Owner may withdraw all or part of the Participant's Account Value at any time before Payout begins if:

  allowed under federal or state law
  allowed under the Plan

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until We receive instructions from the appropriate regulator, due to the USA Patriot Act.

The Plan's maximum Surrender Value equals the Plan's Account Value next computed after its properly completed request for surrender is received in Our Home Office subject to any applicable market value adjustment.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of Purchase Payments received by Us.

We will mail the Surrender Value within 7 calendar days after We receive a properly completed surrender request. However, We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of the Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

Surrender Restrictions

Generally, Internal Revenue Code Section 403(b) permits total or partial distributions of elective deferrals or certain other amounts transferred into this Contract from a 403(b)(7) custodial account, or a 403(b) annuity contract, only on account of hardship (generally employee contributions only, without accrued interest), attainment of age 59 1/2, separation from service, death or disability. An employer's Plan may impose additional restrictions on withdrawals of these and other amounts.

Partial Surrenders

The Contract Owner may request a partial surrender of the Participant's Account Value at any time, subject to any applicable surrender restrictions. A partial surrender will reduce the Account Value.

The reduction in the number of Purchase Units credited to the Plans Variable Account Option Account Value will equal the amount surrendered from the Variable Account Option divided by the Plan's Purchase Units next calculated after the request for surrender is received at Our Home Office.

Potentia General Account

For withdrawals made during the first year of the Contract, no charges or value adjustments will be made. For withdrawals made after the first year of the Contracts, up to 20% of the Potentia General Account Accumulation Value as of the last Contract anniversary will be free from any charge or adjustment in value. All withdrawals above those limits will be subject to a market value adjustment as follows:

(1 + A)5 divided by (1 + B)5

    Where A = the average 10 year Treasury Constant Maturity Series rate computed as an average of such rates as of the last business day of the last 60 complete calendar months or the number of complete months since the Contract issue if less, determined as of the time of the transaction; and
    Where B = the 10 year Treasury Constant Maturity Series rate determined as of the last business day of the calendar month prior to the transaction.

Death Benefits

If a Participant dies before withdrawing his entire interest in the Contract, the remaining interest will be paid to the Participant's beneficiary(ies) as determined under the Plan, in accordance with the Plan and the Code. If the Participant dies during the Payout period, the remaining annuity payments, if any, will be paid to the Participant's beneficiary(ies) as determined under the Plan and as described below.

Beneficiary Information

The Beneficiary may receive death benefits:

  In lump sum; or
  In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the Plan, if any.

Spousal Beneficiaries

A Spousal beneficiary may receive death benefits as shown above; or

  may delay any distributions until the Annuitant would have reached age 70 1/2; or
  may roll the funds over to an Individual Retirement Annuity.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

  In full within 5 years after the Annuitant's death; or
  By payments beginning within 1 year after the Annuitant's death under:
  A life annuity;
  A life annuity with payments certain; or
  An annuity for a designated period not exceeding the Beneficiary's life expectancy.

An Annuitant is a person designated to receive annuity payments. This may be a Participant or his beneficiaries.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by the Participant may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Potentia.

During The Payout Period

If death occurs during the Payout Period, a Participant's Beneficiary may receive a death benefit depending on the Payout Options selected. The amount of death benefits will also depend on the Payout Option that the Participant selected. The Payout Options available are described in the "Payout Period" section of this prospectus.

  If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.
  If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:
  Receive the present value of any remaining payments in a lump sum; or
  Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or
  Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

Investment Performance of Separate Account Divisions

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what a Participant's actual investment experience will be in that Division or show past performance under an actual contract. For more information on how performance is calculated and historical performance information, see the Statement of Additional Information.

Some of the Divisions (and Mutual Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Potentia was first available to you. We may therefore, advertise investment performance since the inception of the Mutual Funds. In each case, We will use the charges and fees imposed by Potentia in calculating the Division's investment performance.

Other Contract Features

Changes That May Not Be Made

The Contract Owner may not be changed once the account has been established.

We Reserve Certain Rights

We reserve the right to:

  Amend the Contract for Fund Changes;
  Amend the Contract to comply with tax or other laws;
  Make changes (upon written notice) that would apply only to new Participants after the effective date of the changes;
  Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;
  Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;
  Stop accepting new Participants under a Contract.

Fund Changes

We may amend your Contract to match changes to the funds offered under your Contract. For example, We may establish new funds, delete funds, or stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if We receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new fund offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your fund choices.

Relationship to Employer's Plan

Participants should always refer to the terms and conditions in the Plan, including any Plan limitations that may limit a Participant's rights with respect to amounts held under the Potentia Contract, when reviewing the descriptions of Potentia in this prospectus.

Voting Rights

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on the Plan's behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. Subject to any contrary provisions in the Plan, Participants may be entitled to give voting instructions to Us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

Who May Give Voting Instructions

During the Purchase Period, the Plan will dictate whether Participants will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. Plans will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

Determination Of Fund Shares Attributable To An Account

During Purchase Period

The number of Fund shares attributable to a Plan's account will be determined on the basis of the Purchase Units credited to the Plan's account on the record date set for the Fund shareholder meeting.

During Payout Period or After A Death Benefit Has Been Paid

The number of Fund shares attributable to a Participant's account will be based on the liability for future variable annuity payments to payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

The Funds which comprise the Variable Account Options in Potentia may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, We may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters

Potentia provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. A Participant should refer to the Statement of Additional Information for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult a personal tax adviser regarding how the current rules apply to a specific situation.

Type Of Plans

Potentia Contracts are offered primarily to employer-sponsored tax-qualified retirement programs. The Contracts offered with this prospectus are issued only to Code Section 403(b) annuity plans. Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under the foregoing retirement arrangements are "Qualified Contracts."

Tax Consequences In General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect under an employer's 403(b) Plan. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and a personal tax advisor.

Purchase Payments under Potentia can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute investment in the Contract. Potentia Contracts offered under this prospectus are only offered to 403(b) programs. Contracts offered under such programs receive deferral of tax on the inside build-up of earnings on invested Purchase Payments until a distribution occurs. See the Statement of Additional Information for special rules.

Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a qualified Contract described in Section 403(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these qualified Contracts under current law.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);
  A Nonqualified contract purchased with after-tax contributions (Purchase Payments); and
  Taxable accounts such as savings accounts.

Bar chart here

10 Years:

Taxable Account $16,189

Nonqualified Contract Tax-Deferred Annuity $18,128

Tax-Deferred Annuity $24,833

20 Years:

Taxable Account $44,747

Nonqualified Contract Tax-Deferred Annuity $57,266

Tax-Deferred Annuity $78,447

30 Years:

Taxable Account $95,124

Nonqualified Contract Tax-Deferred Annuity $141,761

Tax-Deferred Annuity $194,194

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a Nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($138.89 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 27% tax rate and an 8% annual rate of return. Variable options incur Separate Account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and Nonqualified contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 27% Federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 5.76% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:
Paycheck Comparison	Tax-Favored Retirement Program	Taxable Account
Annual amount available for savings before federal taxes	$2,500	$2,500
Current federal income tax due on Purchase Payments	0	$(675)
Net retirement plan Purchase Payments	$2,500	$1,825

This chart assumes a 27% federal income tax rate. The $675 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,825 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,825 while the contribution to a taxable account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Contents of Statement of Additional Information

General Information 3

Marketing Information 3

Endorsements and Published Ratings 3

Types of Variable Annuity Contracts 4

Federal Tax Matters 4

Tax Consequences of Purchase Payments to 403(b) Annuities 4

Tax Consequences of Distributions from 403(b) Annuities 5

Special Tax Consequences -- Early Distribution from 403(b) Annuities 5

Special Tax Consequences -- Required Distributions from 403(b) Annuities 5

Economic Growth and Tax Relief Reconciliation Act of 2001 6

Tax-Free Rollovers, Transfers From 403(b) Annuities 6

Purchase Unit Value 6

Illustration of Calculation of Purchase Unit Value 6

Illustration of Purchase of Purchase Units (Assuming No State Premium Tax) 7

Performance Calculations 7

Money Market Divisions Yields 7

Illustration of Calculation of Standardized Yield for Bond Fund Divisions 8

Calculation of Average Annual Total Return 8

Calculation of Potentia General Account Value 9

Performance Information 9

General 9

Average Annual Total Return and Cumulative Return Tables 9

Payout Payments 12

Assumed Investment Rate 12

Amount of Payout Payments 12

Payout Unit Value 13

Illustration of Calculation of Payout Unit Value 13

Illustration of Payout Payments 13

Distribution of Variable Annuity Contracts 13

Experts 14

Comments on Financial Statements 14

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

Potentia(r) Service 1-888-258-3422

[logo]

AIG VALIC, a member of American International

Group, Inc., is the marketing name for the family of

companies comprising VALIC Financial Advisors, Inc.;

VALIC Retirement Services Company; and

The Variable Annuity Life Insurance Company (VALIC).

PRINTED MATTER

PRINTED IN U.S.A.

VL 13340

REV 03/04

As filed pursuant to Rule 497(e)

under the Securities Act of 1933

Registration No. 333-49232

811-03240

Potentia(r)

Separate Account A

Fixed and Variable Annuity

Offered for 403(b) Plans

Prospectus

July 7, 2003 as revised March 1, 2004

[logo]

The Variable Annuity Life Insurance Company

Units of Interest under Group

Fixed and Variable Annuity Contracts

Potentia(r)

Separate Account A

Prospectus July 7, 2003 as revised March 1, 2004

The Variable Annuity Life Insurance Company ("VALIC") offers certain series of Potentia that consist of unallocated group annuity contracts (the "Contracts") to certain employer sponsored 403(b) retirement plans. Potentia is available to participants in retirement programs that qualify for deferral of federal income taxes.

Potentia permits Participants to invest in and receive retirement benefits in a Fixed Account Option and/or an array of Variable Account Options described in this prospectus. All Variable Account Options may not be available under each employer's retirement program.

This prospectus provides information the Plan and Plan Participants should know before investing in Potentia. This prospectus is accompanied by the current prospectuses for the mutual fund options described in this prospectus. Please read and retain each of these prospectuses for future reference.

A Statement of Additional Information, dated May 1, 2003, contains additional information about Potentia and is part of this prospectus. You may obtain a free copy by calling 1-888-258-3422. The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is available along with other related materials at the SEC's internet web site (http://www.sec.gov).

INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Variable Investment Options
VALIC Company I	VALIC Company II	American Century Ultra Fund, Investor Class
Growth & Income Fund	Aggressive Growth Lifestyle Fund	Janus Adviser Worldwide Fund, Class I
Mid Cap Index Fund	Capital Appreciation Fund	Putnam Global Equity Fund, Class A
Money Market I Fund	Conservative Growth Lifestyle Fund	Putnam New Opportunities Fund, Class A
Science & Technology Fund	Core Bond Fund	Putnam OTC & Emerging Growth Fund, Class A
Small Cap Index Fund	Moderate Growth Lifestyle Fund
Social Awareness Fund	Small Cap Growth Fund
Stock Index Fund	Strategic Bond Fund

Table of Contents

Page

Glossary of Terms 5

Fee Table 6

Summary 7

Selected Purchase Unit Data 8

General Information 8

About Potentia 8

About VALIC 9

About VALIC Separate Account A 9

Units of Interests 10

Distribution of the Contracts 10

Fixed Account Option 10

Variable Account Options 10

Purchase Period 12

Purchase Payments 12

Purchase Units 12

Calculation of Purchase Unit Value 13

Potentia General Account Unit Value Calculations 13

Variable Account Options Unit Value Calculations 14

Stopping Purchase Payments 14

Transfers Between Investment Options 14

During the Purchase Period 14

During the Payout Period 14

Effective Date of Transfer 15

Market Timing 15

Fees and Charges 15

Premium Tax Charge 15

Separate Account Charges 16

Fund Annual Expense Charges 16

Other Tax Charges 16

Market Value Adjustment 16

Payout Period 16

Fixed Payout 16

Variable Payout 17

Combination Fixed and Variable Payout 17

Payout Date 17

Payout Options 17

Enhancements to Payout Options 18

Payout Information 18

Surrender of Account Value 18

When Surrenders Are Allowed 18

Surrender Restrictions 19

Partial Surrenders 19

Potentia General Account 19

Death Benefits 20

Beneficiary Information 20

During the Payout Period 20

Investment Performance of Separate Account Divisions 21

Other Contract Features 21

Changes That May Not Be Made 21

We Reserve Certain Rights 21

Fund Changes 21

Relationship to Employer's Plan 22

Voting Rights 22

Who May Give Voting Instructions 22

Determination of Fund Shares Attributable to Your Account 22

How Fund Shares Are Voted 22

Federal Tax Matters 23

Type of Plans 23

Tax Consequences in General 23

Effect of Tax-Deferred Accumulations 24

Contents of Statement of Additional Information 25

Glossary of Terms

Unless otherwise specified in this prospectus, the words "We," "Us," "Our," "Company," and "VALIC" mean The Variable Annuity Life Insurance Company and the words "you" and "your" mean the participant, contract owner, annuitant or beneficiary.

Other specific terms We use in this prospectus are:

Account Value - the total sum of your Fixed Account Option and/or Variable Account Option that has not yet been applied to your Payout Payments.

Annuitant - the individual (in most cases, you) to whom Payout Payments will be paid.

Assumed Investment Rate - The rate used to determine your first monthly payout payment per thousand dollars of account value in your Variable Account Option.

Beneficiary - the individual designated to receive Payout Payments upon the death of the Annuitant.

Contract Owner - the individual or entity to whom the annuity contract ("Contract") is issued. For a group annuity contract this will usually be your employer. For individual contracts, this will usually be you.

Fixed Account Option - an account that is guaranteed to earn at least a minimum rate of interest while invested in a VALIC general account.

Home Office - located at 2929 Allen Parkway, Houston, Texas 77019.

Mutual Fund or Fund - the investment portfolio(s) of a registered open-end management investment company, which serves as the underlying investment vehicle for each Division represented in VALIC Separate Account A.

Participant - the individual (in most cases, you) who makes purchase payments or for whom purchase payments are made. Participant references imparting one gender shall mean either gender. For example, "his" shall mean "his or her" for convenience in this prospectus.

Participant Year - a twelve month period starting with the issue date of a Contract and each anniversary of that date.

Payout Period - the time when you begin to withdraw your money in a steady stream of payments. Also may be called the "Annuity Period."

Payout Unit - A measuring unit used to calculate payout payments from your Variable Account Option. Payout unit values will vary with the investment experience of the VALIC Separate Account A Division.

Proof of Death - a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to death, a written statement by an attending physician, or any other proof satisfactory to VALIC.

Purchase Payments - an amount of money you or your employer pay to VALIC to receive the benefits of an annuity Contract offered by the Contracts.

Purchase Period - the time between your first Purchase Payment and your Payout Period (or surrender). Also may be called the "Accumulation Period."

VALIC Separate Account A - a segregated asset account established by VALIC under the Texas Insurance Code. The purpose of the VALIC Separate Account A is to receive and invest your Purchase Payments and Account Value in the Variable Account Option, if selected.

Variable Account Options - investment options that correspond to Separate Account Divisions offered by the Contracts. Each Division is a subaccount of VALIC separate Account A. Each Separate Account Division represents Our investment in a different mutual fund.

Fee Table

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

Contract Owner/Participant Expenses (1)

Maximum Surrender Charge 0.00%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

Account Maintenance Fee $ 0

Separate Account Expenses (as a percentage of Separate Account net assets) 0.95%

The next table shows the total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning the Mutual Funds' fees and expenses is contained in the prospectus for the Funds.
Total Annual Mutual Fund Operating Expenses	Minimum	Maximum
(Expenses that are deducted from the assets of a Mutual Fund, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.37%	1.58%

(1) Premium taxes are not shown here, but may be charged by some states. See "Premium Tax Charge" in this prospectus.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender or do not surrender your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$256	$788	$1,346	$2,870

Note: This example should not be considered representative of past or future expenses for VALIC Separate Account A or for the Mutual Funds. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Summary

Potentia is VALIC's combination fixed and variable annuity that offers Participants a wide choice of investment options and flexibility. A summary of Potentia's major features is presented below. For a more detailed discussion of Potentia, please read the entire prospectus carefully.

Fixed And Variable Options

Potentia offers a choice from among 19 Variable Account Options and one Fixed Account Option, the Potentia General Account. An employer's retirement program will describe which investment options are available to Participants. All money contributed to a Contract is initially allocated to the Potentia General Account where it will remain until We are instructed to transfer amounts to a Variable Account Option. See "Fixed Account Option" and "Variable Account Options" below.

Choosing Investment Options

There are 20 investment options offered in Potentia. This includes the Potentia General Account and 19 Variable Account Options. The Funds that underlie the Variable Account Options are registered as investment companies under and are subject to regulation of the Investment Company Act of 1940 ("1940 Act"). The Potentia General Account is not subject to regulation under the 1940 Act and is not required to be registered under the Securities Act of 1933. As a result, the SEC has not reviewed data in this prospectus that relates to the Potentia General Account. However, federal securities law does require such data to be accurate and complete.

Transfers

There is no charge to transfer money among Potentia's investment options. Account Values may be transferred between Variable Account Options or between a Variable Account Option and the Potentia General Account at any time during the Purchase Period (please see the "Purchase Period" section in the Prospectus).

Transfers can be made by the Plan or its administrator by contacting Our Home Office at 1-888-258-3422. Our home office is located at 2929 Allen Parkway, Houston, Texas 77019. For more information on account transfers, see the "Transfers Between Investment Options" section in the prospectus.

Loans

The Potentia contract does not have a provision for contract loans. However, the employer or plan sponsor may offer loans through the Plan. A loan would be reflected as a withdrawal from the Potentia contract and a loan from the Plan trustee or third party administrator. Withdrawals from the Potentia General Account performed to fund Plan loans will be subject to a market value adjustment.

Fees And Charges

Premium Tax Charge

Premium taxes ranging from zero to 3 1/2% are currently imposed by certain states and municipalities on Purchase Payments made under the contract.

Separate Account Charges

An annual separate account charge will be assessed at an aggregate annualized rate of 0.95% on the average daily net asset value of VALIC Separate Account A.

More information on Fees may be found in the prospectus under the headings "Fees and Charges" and "Fee Table."

Payout Options

When a Participant withdraws his money, he can select from several payout options: a lifetime annuity (which guarantees payment for as long as he lives), periodic withdrawals and systematic withdrawals. More information on payout options can be found in the "Payout Period" section of the prospectus.

Federal Tax Information

Although deferred annuity contracts often can be purchased with after-tax dollars, the Potentia contract is offered primarily in conjunction with retirement programs which receive favorable tax treatment under federal law. For a more detailed discussion of these income tax provisions, see the "Federal Tax Matters" section of the prospectus and of the Statement of Additional Information.

Annuities, custodial accounts and trusts used to fund tax qualified retirement plans and programs (such as those established under IRC sections 403(b) or 401(k) and IRAs) generally defer payment on taxes and earnings until withdrawal. If you are considering an annuity to fund a tax qualified plan or program, you should know that an annuity does not provide additional tax deferral beyond the tax qualified plan or program itself. Annuities, however, may provide other important features and benefits such as the income payout option, which means that you can choose to receive periodic payments for the rest of your life or for a certain number of years, and a minimum guaranteed death benefit, which protects your Beneficiaries if you die before you begin the income payout option. Separate Account Expenses are charged for these benefits, as described in the "Fees and Charges" section of this prospectus.

Purchase Requirements

Purchase Payments may be made at any time and in any amount, subject to plan limitations. For more information on Purchase Payments, refer to the "Purchase Period" section of the prospectus.

Selected Purchase Unit Data

Purchase unit values based on Separate Account Expenses of 0.95% are not shown because the reduced fee product was not available as of December 31, 2002.

General Information

About Potentia

Potentia was developed to help Participants save money for their retirement. It offers a combination of fixed and variable investment options that Participants can invest in to help them reach their retirement savings goals. Contributions to Potentia can come from different sources, like payroll deductions or money transfers. The retirement savings process with Potentia will involve two stages: the Purchase Period and the Payout Period. The first is when Participants make contributions into Potentia called "Purchase Payments." The second is when Participants receive their retirement payouts. For more information, see "Purchase Period" and "Payout Period" in this prospectus.

Participants may choose, depending upon their retirement savings goals, personal risk tolerances, and retirement plan, to invest in the Potentia General Account and/or the Variable Account Options described in this prospectus. The Plan provides for Participant retirement benefits by allowing the Participants to select an annuity for their payouts.

The Potentia contract is unallocated, which means that VALIC will not maintain separate Participant account records and will not issue a separate contract or certificate to the Participant. However, the Participant's interest in the Contract, as reflected in records maintained by or on behalf of the Plan sponsor, are subject to all of the applicable restrictions under the Internal Revenue Code of 1986, as amended ("Code"), section 403(b), and to plan limitations that may be more restrictive than the Code restrictions. Most Participant rights described in this prospectus may be exercised by contacting the Plan's administrator or another Plan representative, rather than contacting VALIC directly. This helps ensure compliance with the employer's Plan.

About VALIC

We were originally organized on December 21, 1955, as The Variable Annuity Life Insurance Company of America, located in Washington, D.C. We re-organized in the State of Texas on August 20, 1968, as The Variable Annuity Life Insurance Company. Our main business is issuing and offering fixed and variable retirement annuity contracts, like Potentia. Our principal offices are located at 2929 Allen Parkway, Houston, Texas 77019. We have regional offices throughout the United States.

On August 29, 2001, American General Corporation, VALIC's indirect parent company, was acquired by the American International Group, Inc. ("AIG"), a Delaware corporation. As a result, VALIC is an indirect, wholly-owned subsidiary of AIG. AIG is the world's leading U.S.-based international insurance and financial services organization, the largest underwriter of commercial and industrial insurance in the United States, and among the top-ranked U.S. life insurers. Its member companies write a wide range of general insurance and life insurance products for commercial, institutional and individual customers through a variety of distribution channels in approximately 130 countries and jurisdictions throughout the world. AIG VALIC is the marketing name for the family of companies comprising VALIC Financial Advisors, Inc.; VALIC Retirement Services Company; and VALIC, offering a wide array of investment and insurance products, as well as financial and retirement planning services.

VALIC is a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is a voluntary membership organization created by the life insurance industry to promote ethical market conduct for individual life insurance and annuity products. VALIC's membership in IMSA applies to VALIC only and not its products or affiliates.

About VALIC Separate Account A

Money directed into Potentia's Variable Account Options will be sent through VALIC'S Separate Account A. You do not invest directly in the Variable Account Options. VALIC's Separate Account A invests in the Variable Account Option on behalf of your account. VALIC Separate Account A is made up of what We call "Divisions." Nineteen Divisions are available and represent the Variable Account Options in Potentia. Each of these Divisions invests in a different Mutual Fund made available through Potentia. For example, Division Ten represents and invests in the (VALIC Company I) Stock Index Fund. The earnings (or losses) of each Division are credited to (or charged against) the assets of that Division, and do not affect the performance of the other Divisions of VALIC Separate Account A.

VALIC established Separate Account A on July 25, 1979, under Texas insurance law. VALIC Separate Account A is registered with the SEC as a unit investment trust under the 1940 Act. Units of interest in VALIC Separate Account A are registered as securities under the Securities Act of 1933.

VALIC Separate Account A is administered and accounted for as part of VALIC's business operations. However, the income, capital gains or capital losses, whether or not realized of each Division of VALIC Separate Account A are credited to or charged against the assets held in that Division without regard to the income, capital gains or capital losses of any other Division or arising out of any other business the Company may conduct. In accordance with the terms of Potentia, VALIC Separate Account A may not be charged with the liabilities of any other VALIC operation. The Texas Insurance Code requires that the assets of VALIC Separate Account A attributable to Potentia be held exclusively for the benefit of the Plan, Participants, Annuitants, and beneficiaries of Potentia. The commitments under the Contracts are VALIC's, and AGC and AIG have no legal obligation to back these commitments. When We discuss performance information in this prospectus, We mean the performance of a VALIC Separate Account A Division.

Units Of Interest

Investment in a Division of VALIC Separate Account A is represented by units of interest issued by VALIC Separate Account A. On a daily basis, the units of interest issued by VALIC Separate Account A are revalued to reflect that day's performance of the underlying mutual fund minus any applicable fees and charges to VALIC Separate Account A.

Distribution Of The Contracts

American General Distributors, Inc. (the "Distributor"), an affiliate of VALIC, acts as VALIC's Separate Account A distributor.

VALIC will pay the licensed agents who sell the Contracts a commission. Currently, the commission paid by VALIC will range up to 6.0% of each Purchase Payment. We may also pay an annual trail commission of up to 0.25%. These various commissions are paid by VALIC and do not result in any charge to Contract Owners or to the Separate Account.

Fixed Account Option

Potentia offers one Fixed Account Option, the Potentia General Account. The Potentia General Account provides fixed-return investment growth. This account is guaranteed to earn at least a minimum rate of interest, as disclosed in your Contract, and interest is paid at a declared rate. With the exception of the market value adjustment, which generally will be applied to withdrawals after the first plan year in excess of certain amounts, We bear the entire investment risk for the Potentia General Account. All Purchase Payments and interest earned on such amounts in the Potentia General Account will be paid regardless of the investment results experienced by the Company's general assets. Certain limitations may also apply. See "Transfers Between Investment Options" and "Market Value Adjustment" in this prospectus.

Variable Account Options

Potentia provides nineteen Variable Account Options. The Plan may limit the number of Variable Account Options available to its Participants to a smaller number. Investment returns on Variable Account Options may be positive or negative depending on the investment performance of the underlying Mutual Fund.

American Century Ultra Fund - seeks long-term capital growth through investments primarily in common stocks that are considered to have greater than average prospects for appreciation. Adviser: American Century Investment Management, Inc.

Janus Adviser Series Worldwide Fund - seeks long-term growth of capital in a manner consistent with the preservation of capital, by investing in common stocks of companies of any size located throughout the world. The fund normally invests in issuers from at least five different countries, including the U.S. Adviser: Janus Capital Management, LLC.

Putnam Global Equity Fund - Class A Shares - seeks capital appreciation by investing in common stocks of companies worldwide. The Adviser invests mainly in midsized and large companies with favorable investment potential. Investments in developed countries is emphasized, though the fund may also invest in developing (emerging) markets. Adviser: Putnam Investment Management, LLC.

Putnam New Opportunities Fund - Class A Shares - seeks long-term capital appreciation by investing mainly in common stocks of U.S. companies with a focus on growth stocks in sectors of the economy that the Adviser believes have high growth potential. Adviser: Putnam Investment Management, LLC.

Putnam OTC & Emerging Growth Fund - Class A Shares - seeks capital appreciation by investing mainly in common stocks of U.S. companies traded in the over-the-counter market and common stocks of "emerging growth" companies listed on the securities exchanges with a focus on growth stocks. Emerging growth companies are those that the Adviser believes have a leading or proprietary position in a growing industry or are gaining market share in an established industry. Adviser: Putnam Investment Management, LLC.

VALIC Company I Funds

Growth & Income Fund - seeks long-term growth of capital and secondarily, current income through investment in common stocks and equity-related securities. Adviser: VALIC. Sub-adviser: AIG SunAmerica Asset Management Corp.

Mid Cap Index Fund (1) - seeks growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P MidCap 400(r) Index. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Money Market I Fund - seeks liquidity, protection of capital and current income thorough investments in short-term money market instruments. Adviser: VALIC. Sub-adviser: AIG SunAmerica Asset Management Corp.

Science & Technology Fund - seeks long-term capital appreciation through investments primarily in the common stocks of companies that are expected to benefit from the development, advancement and use of science and technology. Adviser: VALIC. Sub-adviser: T. Rowe Price Associates, Inc.

Small Cap Index Fund (2) - seeks growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000(r) Index. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Social Awareness Fund - seeks growth of capital through investment, primarily in common stocks, in companies which meet the social criteria established for the Fund. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Stock Index Fund (1) - seeks long-term capital growth through investments in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500(r) Index. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

VALIC Company II Funds

Aggressive Growth Lifestyle Fund - seeks growth through investments in VALIC Company I or VALIC Company II Funds. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Capital Appreciation Fund - seeks long-term capital appreciation by investing primarily in a broadly diversified portfolio of stocks and other equity securities of U.S. companies. Adviser: VALIC. Sub-adviser: Credit Suisse Asset Management LLC.

Conservative Growth Lifestyle Fund - seeks current income and low to moderate growth of capital through investments in VALIC Company I or VALIC Company II Funds. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Core Bond Fund - seeks the highest possible total return consistent with conservation of capital through investment in medium- to high quality fixed income securities. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Moderate Growth Lifestyle Fund - seeks growth and current income through investments in VALIC Company I or VALIC Company II Funds. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

Small Cap Growth Fund - seeks long-term growth from a portfolio of equity securities of small capitalization growth companies. Adviser: VALIC. Sub-adviser: Franklin Advisers, Inc.

Strategic Bond Fund - seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of. income producing securities. Adviser: VALIC. Sub-adviser: AIG Global Investment Corp.

___________

(1) "Standard & Poor's(r)", "S&P(r)", "S&P 500(r)" and "S&P MidCap 400(r)" are trademarks of Standard and Poor's ("S&P"). The Mid Cap Index Fund and Stock Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in those Funds.

(2) The Russell 2000(r) Index is a trademark/servicemark of Frank Russell Trust Company. Russell (TM) is a trademark of the Frank Russell Company.

AIG SunAmerica Asset Management Corp. and AIG Global Investment Corp. are affiliated with VALIC due to common parent company ownership. A detailed description of the investment objective of each Mutual Fund can be found in the current prospectus for each Fund mentioned.

Shares of certain of the Funds are also sold to separate accounts of other insurance companies that may or may not be affiliated with Us. This is known as "shared funding." These Funds may also be sold to separate accounts that act as the underlying investments for both variable annuity contracts and variable life insurance policies. This is known as "mixed funding." There are certain risks associated with mixed and shared funding, such as conflicts of interest due to differences in tax treatment and other considerations, including the interests of different pools of investors. These risks may be discussed in each Fund's prospectus.

Purchase Period

The Purchase Period begins when the first Participant Purchase Payment is made and continues until that Participant begins his Payout Period. The Purchase Period can also end for any Participant when a Potentia account is surrendered before the Payout Period. The amount, number, and frequency of Purchase Payments is determined by the retirement plan for which Potentia was purchased.

Purchase Payments

Initial Purchase Payments must be received by VALIC either with, or after, a completed Plan application. The Contract Owner or the Plan's administrator is responsible for furnishing instructions to Us (a contribution flow report) as to the amount being applied to each account option.

When an initial Purchase Payment is accompanied by an application, within 2 business days We will:

  Accept the Application and issue a contract. We will also establish your account and apply your Purchase Payment by crediting the amount, on the date We accept your application, to the Fixed Account Option or Variable Account Option selected;
  Reject the Application and return the Purchase Payment; or
  Request Additional Information to correct or complete the application. In the case of an individual variable annuity contract, We may return the Purchase Payments within 5 business days if the requested information is not provided, unless you otherwise so specify. Once you provide Us with the requested information, We will establish your account and apply your Purchase Payment, on the date We accept your application, by crediting the amount to the Fixed or Variable Account Option selected.

If We receive Purchase Payments from the Plan before We receive its completed application, We will not be able to establish a permanent account for the Plan. Under those circumstances, We will return the Purchase Payment to the employer.

If mandated under applicable law, We may be required to reject a Purchase Payment. We may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

Purchase Units

A Purchase Unit is a unit of interest owned by the Plan in a Variable Account Option. Purchase Units apply only to the Variable Account Options selected by the Plan. Purchase Unit values and the gross investment rate are calculated at the close of regular trading of the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. Eastern time. Once We have established the Plan's account and have applied its initial Purchase Payment as described above, any subsequent Purchase Payment received by Us, or the Plan's administrator acting on Our behalf, before the close of the Exchange will be credited the same business day. If not, it will be calculated and credited the next business day. Purchase Unit values will vary depending on the net investment results of each of the Variable Account Options. This means the value of the Variable Account Options will fluctuate. The calculation methods are shown below. For more information as to how Purchase Unit Values are calculated, see the Statement of Additional Information.

Calculation Of Purchase Unit Value

The Purchase Unit value for a Division is calculated as shown below:

STEP 1: Calculate the gross investment rate:

The Gross Investment Rate

EQUALS

The Division's investment income and capital gains and losses (whether realized or unrealized) on that day from the assets attributable to the Division

DIVIDED BY

The value of the Division for the immediately preceding day on which the values are calculated.

STEP 2: Calculate the net investment rate for any day as follows:

Net Investment Rate

EQUALS

Gross Investment Rate (calculated in Step 1)

MINUS

Separate Account charges and any income tax charges.

STEP 3: Determine Purchase Unit Value for a day.

The Purchase Unit Value for a day

EQUALS

The Purchase Unit Value for the immediate preceding day

MULTIPLIED BY

The Net Investment Rate (as calculated in Step 2) plus 1.00.

Potentia General Account Unit Value Calculations

The Potentia General Account may be invested in either the general assets of the Company or in a Separate Account of the Company, depending upon state requirements. A Plan may allocate all or a portion of Participant Purchase Payments to the Potentia General Account. All payments under Potentia are initially allocated to the Potentia General Account, before being transferred to the Variable Account Options as instructed. A complete discussion of the Potentia General Account may be found in the "Summary" and "Fixed Account Option" sections in this prospectus. The value of your Potentia General Account investment may be affected by a market value adjustment will be applied to withdrawals after the first plan year in excess of certain amounts. See the "Market Value Adjustment" section below. Here is how a Participant may calculate the value of his Potentia General Account during the Purchase Period:

Value of The Potentia General Account

EQUALS

All Purchase Payments made to the Potentia General Account

PLUS

Amounts transferred from Variable Account Options to the Potentia General Account

PLUS

All interest earned

MINUS

Amounts transferred or withdrawn from Potentia General Accounts (including applicable fees and charges)

Variable Account Options Unit Value Calculations

A Plan may allocate all or a portion of Participant Purchase Payments to the Variable Account Options listed in this prospectus. A complete discussion of each of the Variable Account Options may be found in the "Summary" and "Variable Account Options" sections in this prospectus and in each Fund's prospectus. Based upon a Variable Account Option's Purchase Unit Value the Plan's accounts will be credited with the applicable number of Purchase Units. The Purchase Unit Value of each Variable Account Option will change daily depending upon the investment performance of the underlying fund (which may be positive or negative) and the deduction of VALIC Separate Account A charges. See the "Fees and Charges" section in this prospectus. Because Purchase Unit Values change daily, the number of Purchase Units the Plan's accounts will be credited for subsequent Purchase Payments will vary. Each Variable Account Option bears its own investment risk. Therefore, the value of the Plan's accounts may be worth more or less at retirement or withdrawal.

Here is how to calculate the value of each Variable Account Option in an account during the Purchase Period:

The value of a Variable Account Option

EQUALS

The total number of Purchase Units

MULTIPLIED BY

The Current Purchase Unit Value.

Stopping Purchase Payments

Purchase Payments may be stopped at any time. Purchase Payments may be resumed at any time before the Potentia contract has been surrendered by the Plan. The value of the Purchase Units will continue to vary. The Plan's Account Value will continue to be subject to change.

Transfers Between Investment Options

Participants may request a transfer of all or part of their portion of the Account Value between the various Fixed Account and Variable Account Options in Potentia through the Plan's administrator or another designated representative of the Plan without a charge. The Account Value is the total sum of the Plan's Potentia General Account and Variable Account Options that have not yet been applied to payout payments. Transfers may be made during the Purchase Period or during the Payout Period. We reserve the right to limit transfers as discussed below.

During The Purchase Period

We currently permit transfers between Variable Account Options or between a Variable Account Option and the Potentia General Account, at any time. We may, however, limit the number, frequency (minimum period of time between transfers) or amount of transfers a Plan or its Participants can make. The underlying Mutual Fund of any Variable Account Option may also impose similar limitations or restrictions on the transfers to or from such Fund and may refuse your transaction. Please refer to the current prospectus for each Fund to determine if additional limitations or restrictions apply.

During The Payout Period

During the Payout Period, transfers between Potentia's investment options may be subject to certain limitations imposed by the annuity option purchased. In no event may transfers be done once payout begins from the Potentia General Account.

We will send the Plan confirmation of the completed transfer within 5 days from the date of its instruction. When the Plan or its administrator receives its confirmation, it is the Plan's duty to verify the information shown, and advise Us of any errors within immediately.

Effective Date Of Transfer

The effective date of a transfer will be:

  The date of receipt, if received by Us, or the Plan's administrator acting on Our behalf, before the close of regular trading of the Exchange on a day values are calculated; (Normally, this will be 4:00 P.M. Eastern time); otherwise
  The next date values are calculated.

Market Timing - Frequent Transfers

The Contracts and the Variable Account Option are not designed for professional "market timing" organizations or other organizations or individuals engaged in trading strategies that seek to benefit from short-term price fluctuations or price irregularities by making programming transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying Mutual Fund. These market timing strategies are disruptive to the underlying Mutual Funds and are thereby potentially harmful to investors. If We determine, in Our sole discretion, that your transfer patterns reflect a market timing strategy, We reserve the right to take action to protect the other investors. Such action may include, but would not be limited to, restricting the frequency of or method for requesting transfers, and/or otherwise restricting transfer options in accordance with state and federal rules and regulations.

Regardless of the number of transfers you have made, We will monitor and may terminate or restrict your transfer privileges, after We notify you of the restriction in writing, if We determine that you are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners.

Fees and Charges

By investing in Potentia, Participants may be subject to four basic types of fees and charges:

  Premium Tax Charge
  Separate Account Charges
  Fund Annual Expense Charge
  Other Tax Charges

These fees and charges are explained below. For additional information about these fees and charges, see the Fee Table in this prospectus. In addition, certain charges may apply to the Potentia General Account which are discussed at the end of this section.

Throughout this prospectus you will find repeated references to the tax-deferred nature of the annuity contract, as well as the tax-deferred nature of contributions to qualifying retirement programs. There is no fee for this tax-deferred feature. Instead, the tax deferral is a result of the application of federal income tax rules to the contract and, if applicable, to the retirement program under which this contract is purchased.

Premium Tax Charge

Taxes on Purchase Payments are imposed by some states, cities, and towns. The rate will range from zero to 3 1/2%. If the law of a state, city, or town requires premium taxes to be paid when Purchase Payments are made, We will, of course, comply. Otherwise, such tax will be deducted from the Payout Value when annuity payments are to begin.

If We deduct an amount for premium taxes, but later find the tax was not due, We will adjust the amount deducted in error to reflect investment experience from the date of the deduction to the date We determined the tax was not due.

Separate Account Charges

There will be a separate account charge applied to VALIC Separate Account A. This is a daily charge at an annualized rate of 0.95% on the average daily net asset value of VALIC Separate Account A. This charge is guaranteed and cannot be increased by the Company. The separate account charge is to compensate the Company for assuming mortality and expense risks under Potentia. The mortality risk that the Company assumes is the obligation to provide payments during the Payout Period for a Participant's life no matter how long that might be. The expense risk is Our obligation to cover the cost of issuing and administering Potentia, no matter how large the cost may be.

The Company may make a profit on the separate account charge. For more information about the Separate Account Charge, see the Fee Table in this prospectus.

Fund Annual Expense Charges

Investment management charges based on a percentage of each Fund's average daily net assets are payable by each Fund. These charges vary each year because they are based on the actual costs incurred by the Funds. Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund.

Other Tax Charges

We reserve the right to charge for certain taxes (other than premium taxes) that We may have to pay. This could include federal income taxes. Currently, no such charges are being made.

Market Value Adjustment

The Potentia General Account will be guaranteed to receive a stated rate of interest that is periodically determined, as specified in your Contract. Plan withdrawals after the first policy year in excess of 20% of the Account Value of the Potentia General Account as of the last anniversary of the Potentia Contract will be subject to a market value adjustment. This adjustment may be positive, negative, or zero based upon the differences in interest rates at the time the Contract was established or over the last five years, if less, and at the time of the withdrawal. Any negative adjustment will be waived to the extent it decreases the surrender value below the minimum guaranteed rate as specified in your Contract. This adjustment will not apply to any withdrawals of Account Value in the Potentia General Account used to purchase an annuity. For more information on the market value adjustment, see "Surrender of Account Value" below. The Plan should review the Contract for additional information on the Potentia General Account.

Payout Period

The Payout Period on an annuity begins when a Participant decides to withdraw money in a steady stream of payments. If the Plan permits, a Participant may be able to apply any portion of any amounts payable to one of the types of Payout Options listed below. A Participant may choose to have a Payout Option on either a fixed, a variable, or a combination payout basis. When a Participant chooses to have a Payout Option on a Variable basis, the same Variable Account Options may be used as the Participant chose under the Plan during the Purchase Period.

Fixed Payout

Under Fixed Payout, a Participant will receive payments from the Company. These payments are fixed and guaranteed by the Company. The amount of these payments may depend on:

  Type and duration of Payout Option chosen;
  Your age or your age and the age of your survivor(1);
  The amount being applied; and
  The payout rate being applied and the frequency of the payments.

(1) This applies only to joint and survivor payouts.

If the benefit would be greater, the amount of the Participant's payments will be based on the current payout rate the Company uses for immediate annuity contracts.

Variable Payout

With a Variable Payout, a Participant may select from current Variable Account Options. A Participant's payments will vary accordingly. This is due to the varying investment results that will be experienced by each of the Variable Account Options the Participant selected. The Payout Unit Value is calculated just like the Purchase Unit Value for each Variable Account Option except that the Payout Unit Value includes a factor for the Assumed Investment Rate the Participant selected. Assumed Interest Rate means the rate used to determine a Participant's first monthly Payout Payment per thousand dollars of Account Value in his Variable Account Options(s). A Payout Unit is a measuring unit used to calculate Payout Payments from a Participant's Variable Account Option. Payout Unit values will vary with the investment experience of the VALIC Separate Account A divisions the Participant selected.

For additional information on how Payout Payments and Payout Unit Values are calculated, see the Statement of Additional Information.

In determining a Participant's first Payout Payment, an Assumed Investment Rate of 3% is used (unless the Participant selects a higher rate as allowed by state law.) If the net investment experience of the Variable Account Option exceeds the Participant's Assumed Investment Rate, the Participant's next payment will be greater than his first payment. If the investment experience of the Variable Account Option is lower than the Participant's Assumed Investment Rate, the Participant's next payment will be less than his first payment.

Combination Fixed And Variable Payout

With a Combination Fixed and Variable Payout, the Participant may choose:

  From the existing Variable Account Options (payments will vary); with a
  Fixed Payout (payment is fixed and guaranteed).

Payout Date

The Payout Date is the date elected by a Participant which under the annuity payout payments will start. The date elected must be the first of any month provided 30 days advance notice has been given to VALIC. The Participant's account will be valued ten days prior to the end of the month preceding the Payout Date. A request to start payments must be sent to Our Home Office on a form approved by VALIC. Generally, for qualified contracts, the Payout Date may be when a Participant attain age 59 1/2 or separates from service, but must be no later than April 1 following the calendar year a Participant reaches age 70 1/2 or the calendar year in which a Participant retires. For additional information on the minimum distribution rules that apply to payments under 403(b), see "Federal Tax Matters" in this prospectus and in the Statement of Additional Information.

Payout Options

A Participant may specify the manner in which his Payout Payments are made. A Participant may select one of the following options:

  Life Only - payments are made only to a Participant during his lifetime. Under this option there is no provision for a death benefit for the beneficiary. For example, it would be possible under this option for the Annuitant to receive only one payout payment if he died prior to the date of the second payment, or two if he died before the third payment.
  Life with Guaranteed Period - payments are made to a Participant during his lifetime, but if he dies before the guaranteed period has expired, the beneficiary will receive payments for the rest of the guaranteed period.
  Life with Cash or Unit Refund - payments are made to a Participant during his lifetime. Upon his death, the beneficiary will receive a lump sum payment equal to the remaining Annuity Value.
  Joint And Survivor Life - payments are made to a Participant during the joint lifetime of the Participant and a beneficiary. Upon the death of one, payments continue during the lifetime of the survivor. This option is designed primarily for couples who require maximum possible variable payouts during their joint lives and are not concerned with providing for beneficiaries at death of the last survivor. For example, it would be possible under this option for the joint Annuitants to receive only one payment if both Annuitants died prior to date of the second payment, or for the joint Annuitants to receive only one payment and the surviving Annuitant to receive only one payment if one Annuitant died prior to the date of the second payment and the surviving Annuitant dies prior to the date of third payment.
  Payment for a Designated Period - payments are made to the Participant for a select number of years between five and thirty. Upon the Participant's death, payments will continue to his beneficiary until the designated period is completed. An Annuitant or other payee receiving a Variable Payout under this option can select at any time to withdraw all or a portion of the value of the remaining Variable Payout. An Annuitant or other payee will receive one payment for the withdrawal. We calculate the value of any remaining Variable Payouts by assuming that each payment is equal and by discounting each payment to the present at an annual rate of 3% (the "assumed amount"). We calculate the "assumed amount" of each remaining payment as of the end of the Valuation Period in which We receive the Annuitant's request for a withdrawal.

Enhancements to Payout Options

A Participant may be able to select enhancements to the Payout Options described above. These enhancements include partial annuitization, flexible payments of varying amounts and inflation protection payments. Additionally, certain options may be available with a one to twenty year guaranteed period. The Joint and Survivor Life Option may be available with a one to twenty year guaranteed period option. Not all of the enhancements are available under each option.

Payout Information

Once a Participant's Payout Payments have begun, the option he has chosen may not be stopped or changed. Any one of the Variable Account Options may result in a Participant receiving unequal payments during his life expectancy. If payments begin before age 59 1/2, a Participant may suffer unfavorable tax consequences, in the form of an excise tax, if the Participant does not meet an exception under federal tax law. See "Federal Tax Matters" in this prospectus.

A Participant's Payment Option should be selected at least 30 days before his Payout Date. If such selection is not made:

  Payments will be made under the Life with Guaranteed Period Option,
  The payments will be guaranteed for a 10 year period,
  The payments will be based on the allocation used for the Participant's Purchase Payments,
  The Fixed Account Option will be used to distribute payments to the Participant on a Fixed Payout basis, and
  The Variable Account Options will be used to distribute payments to the Participant on a Variable Payout basis.

A Participant's first Payout Payment must total at least $25.

Most Payout Payments are made monthly. If the amount of a Participant's payment is less than $25, We reserve the right to reduce the number of payments made each year so each of a Participant's payments are at least $25, subject to any limitations under the Contract or Plan.

Surrender of Account Value

When Surrenders Are Allowed

The Contract Owner may withdraw all or part of the Participant's Account Value at any time before Payout begins if:

  allowed under federal or state law
  allowed under the Plan

Delay required under applicable law. We may be required under applicable law to block a request for a surrender until We receive instructions from the appropriate regulator, due to the USA Patriot Act.

The Plan's maximum Surrender Value equals the Plan's Account Value next computed after its properly completed request for surrender is received in Our Home Office subject to any applicable market value adjustment.

There is no guarantee that the Surrender Value in a Variable Account Option will ever equal or exceed the total amount of Purchase Payments received by Us.

We will mail the Surrender Value within 7 calendar days after We receive a properly completed surrender request. However, We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may be required to suspend or postpone payments if redemption of an underlying Fund's shares have been suspended or postponed. See the current Fund(s)' prospectuses for a discussion of the reasons why the redemption of shares may be suspended or postponed.

We may receive a surrender for a Purchase Payment which has not cleared the banking system. We may delay payment of that portion of the Surrender Value until the check clears. The rest of the Surrender Value will be processed as usual.

Surrender Restrictions

Generally, Internal Revenue Code Section 403(b) permits total or partial distributions of elective deferrals or certain other amounts transferred into this Contract from a 403(b)(7) custodial account, or a 403(b) annuity contract, only on account of hardship (generally employee contributions only, without accrued interest), attainment of age 59 1/2, separation from service, death or disability. An employer's Plan may impose additional restrictions on withdrawals of these and other amounts.

Partial Surrenders

The Contract Owner may request a partial surrender of the Participant's Account Value at any time, subject to any applicable surrender restrictions. A partial surrender will reduce the Account Value.

The reduction in the number of Purchase Units credited to the Plans Variable Account Option Account Value will equal the amount surrendered from the Variable Account Option divided by the Plan's Purchase Units next calculated after the request for surrender is received at Our Home Office.

Potentia General Account

For withdrawals made during the first year of the Contract, no charges or value adjustments will be made. For withdrawals made after the first year of the Contracts, up to 20% of the Potentia General Account Accumulation Value as of the last Contract anniversary will be free from any charge or adjustment in value. All withdrawals above those limits will be subject to a market value adjustment as follows:

(1 + A)5 divided by (1 + B)5

    Where A = the average 10 year Treasury Constant Maturity Series rate computed as an average of such rates as of the last business day of the last 60 complete calendar months or the number of complete months since the Contract issue if less, determined as of the time of the transaction; and
    Where B = the 10 year Treasury Constant Maturity Series rate determined as of the last business day of the calendar month prior to the transaction.

Death Benefits

If a Participant dies before withdrawing his entire interest in the Contract, the remaining interest will be paid to the Participant's beneficiary(ies) as determined under the Plan, in accordance with the Plan and the Code. If the Participant dies during the Payout period, the remaining annuity payments, if any, will be paid to the Participant's beneficiary(ies) as determined under the Plan and as described below.

Beneficiary Information

The Beneficiary may receive death benefits:

  In lump sum; or
  In the form of an annuity under any of the Payout Options stated in the Payout Period section of this prospectus subject to the restrictions of that Payout Option.

Payment of any death benefits must be within the time limits set by federal tax law and by the Plan, if any.

Spousal Beneficiaries

A Spousal beneficiary may receive death benefits as shown above; or

  may delay any distributions until the Annuitant would have reached age 70 1/2; or
  may roll the funds over to an Individual Retirement Annuity.

Beneficiaries Other Than Spouses

If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid.

  In full within 5 years after the Annuitant's death; or
  By payments beginning within 1 year after the Annuitant's death under:
  A life annuity;
  A life annuity with payments certain; or
  An annuity for a designated period not exceeding the Beneficiary's life expectancy.

An Annuitant is a person designated to receive annuity payments. This may be a Participant or his beneficiaries.

If the Annuitant dies before the Annuity Date, the Beneficiary as named by the Participant may receive the payout.

Payments certain or payments for a designated period cannot be for a greater period of time than the Beneficiary's life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under Potentia.

During The Payout Period

If death occurs during the Payout Period, a Participant's Beneficiary may receive a death benefit depending on the Payout Options selected. The amount of death benefits will also depend on the Payout Option that the Participant selected. The Payout Options available are described in the "Payout Period" section of this prospectus.

  If the Life Only Option or Joint and Survivor Life Option were chosen, there will be no death benefit.
  If the Life With Guaranteed Period Option, Joint and Survivor Life with Guaranteed Periods Option, Life with Cash or Unit Refund Option or Payment for a Designated Period Option were chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable:
  Receive the present value of any remaining payments in a lump sum; or
  Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Participant; or
  Receive the present value of any remaining payments applied under the Payment for a Designated Period Option for a period equal to or shorter than the period remaining. Spouse beneficiaries may be entitled to more favorable treatment under federal tax law.

Investment Performance of Separate Account Divisions

We will advertise information about the investment performance of VALIC Separate Account A Divisions. Our advertising of past investment performance results does not mean that future performance will be the same. The performance information will not predict what a Participant's actual investment experience will be in that Division or show past performance under an actual contract. For more information on how performance is calculated and historical performance information, see the Statement of Additional Information.

Some of the Divisions (and Mutual Funds) offered in this prospectus were previously available through other annuity or life insurance products or to the general public before Potentia was first available to you. We may therefore, advertise investment performance since the inception of the Mutual Funds. In each case, We will use the charges and fees imposed by Potentia in calculating the Division's investment performance.

Other Contract Features

Changes That May Not Be Made

The Contract Owner may not be changed once the account has been established.

We Reserve Certain Rights

We reserve the right to:

  Amend the Contract for Fund Changes;
  Amend the Contract to comply with tax or other laws;
  Make changes (upon written notice) that would apply only to new Participants after the effective date of the changes;
  Operate VALIC Separate Account A as a management investment company under the 1940 Act, in consideration of an investment management fee or in any other form permitted by law;
  Deregister VALIC Separate Account A under the 1940 Act, if registration is no longer required;
  Stop accepting new Participants under a Contract.

Fund Changes

We may amend your Contract to match changes to the funds offered under your Contract. For example, We may establish new funds, delete funds, or stop accepting allocations and/or investments in a particular fund. We may move assets and re-direct future premium allocations from one fund to another if We receive shareholder approval through a proxy vote or SEC approval for a fund substitution. This would occur if a fund is no longer an appropriate investment for the Contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new fund offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your fund choices.

Relationship to Employer's Plan

Participants should always refer to the terms and conditions in the Plan, including any Plan limitations that may limit a Participant's rights with respect to amounts held under the Potentia Contract, when reviewing the descriptions of Potentia in this prospectus.

Voting Rights

As discussed in the "About VALIC Separate Account A" section of this prospectus, VALIC Separate Account A holds on the Plan's behalf shares of the Funds which comprise the Variable Account Options. From time to time the Funds are required to hold a shareholder meeting to obtain approval from their shareholders for certain matters. Subject to any contrary provisions in the Plan, Participants may be entitled to give voting instructions to Us as to how VALIC Separate Account A should vote its Fund shares on these matters. Those persons entitled to give voting instructions will be determined before the shareholders meeting is held. For more information about these shareholder meetings and when they may be held, see the Funds' prospectuses.

Who May Give Voting Instructions

During the Purchase Period, the Plan will dictate whether Participants will have the right to give voting instructions for the shareholder meetings. Contract Owners will instruct VALIC Separate Account A in accordance with these instructions. Plans will receive proxy material and a form on which voting instructions may be given before the shareholder meeting is held.

Determination Of Fund Shares Attributable To An Account

During Purchase Period

The number of Fund shares attributable to a Plan's account will be determined on the basis of the Purchase Units credited to the Plan's account on the record date set for the Fund shareholder meeting.

During Payout Period or After A Death Benefit Has Been Paid

The number of Fund shares attributable to a Participant's account will be based on the liability for future variable annuity payments to payees on the record date set for the Fund shareholder meeting.

How Fund Shares Are Voted

The Funds which comprise the Variable Account Options in Potentia may have a number of shareholders including VALIC Separate Account A, VALIC's other affiliated insurance company separate accounts and retirement plans and public shareholders.

VALIC Separate Account A will vote all of the shares of the Funds it holds based on, and in the same proportion as, the instructions given by all the Contract Owners invested in that Fund entitled to give instructions at that shareholder meeting. VALIC Separate Account A will vote the shares of the Funds it holds for which it receives no voting instruction in the same proportion as the shares for which voting instructions have been received.

In the future, We may decide how to vote the shares of VALIC or VALIC Separate Account A in a different manner if permitted at that time under federal securities law.

Federal Tax Matters

Potentia provides tax-deferred accumulation over time, but is subject to federal income and excise taxes, mentioned briefly below. A Participant should refer to the Statement of Additional Information for further details. Section references are to the Code. We do not attempt to describe any potential estate or gift tax, or any applicable state, local or foreign tax law other than possible premium taxes mentioned under "Premium Tax Charge." Remember that future legislation could modify the rules discussed below, and always consult a personal tax adviser regarding how the current rules apply to a specific situation.

Type Of Plans

Potentia Contracts are offered primarily to employer-sponsored tax-qualified retirement programs. The Contracts offered with this prospectus are issued only to Code Section 403(b) annuity plans. Contributions under one of these retirement arrangements generally must be made to a qualifying annuity contract or to a qualifying trust or custodial account, in order for the contributions to receive favorable tax treatment as pre-tax contributions. Contracts purchased under the foregoing retirement arrangements are "Qualified Contracts."

Tax Consequences In General

Purchase Payments, distributions, withdrawals, transfers and surrender of a Contract can each have a tax effect under an employer's 403(b) Plan. Please refer to the detailed explanation in the Statement of Additional Information, the documents (if any) controlling the retirement arrangement through which the contract is offered, and a personal tax advisor.

Purchase Payments under Potentia can be made as contributions by employers, or as pre-tax or after-tax contributions by employees, depending on the type of retirement program. After-tax employee contributions constitute investment in the Contract. Potentia Contracts offered under this prospectus are only offered to 403(b) programs. Contracts offered under such programs receive deferral of tax on the inside build-up of earnings on invested Purchase Payments until a distribution occurs. See the Statement of Additional Information for special rules.

Generally, the portion of a distribution which is not considered a return of investment in the Contract is subject to income tax. For annuity payments, investment in the contract is recovered ratably over the expected payout period. Special recovery rules might apply in certain situations.

Amounts subject to income tax may also incur excise or penalty taxes, under the circumstances described in the Statement of Additional Information. Generally, they would also be subject to some form of federal income tax withholding unless rolled into another tax-deferred vehicle. Required withholding will vary according to type of program, type of payment and tax status. In addition, amounts received under all Contracts may be subject to state income tax withholding requirements.

It is the opinion of VALIC and its tax counsel that a qualified Contract described in Section 403(b) of the Code does not lose its deferred tax treatment if purchase payments under the contract are invested in publicly available mutual funds. In 1999, the IRS confirmed this opinion, reversing its previous position by modifying a contrary ruling it had issued in 1981.

In its ruling in 1981, the IRS had taken the position that, where purchase payments under a variable annuity contract are invested in publicly available mutual funds, the contract owner should be treated as the owner of the mutual fund shares, and deferred tax treatment under the contract should not be available. In the opinion of VALIC and its tax counsel, the 1981 ruling was superseded by subsequent legislation (Code Section 817(h)) which specifically exempts these qualified Contracts, and the IRS had no viable legal basis or reason to apply the theory of the 1981 ruling to these qualified Contracts under current law.

Effect of Tax-Deferred Accumulations

The chart below compares the results from contributions made to:

  A Contract issued to a tax-favored retirement program purchased with pre-tax contributions (Purchase Payments);
  A Nonqualified contract purchased with after-tax contributions (Purchase Payments); and
  Taxable accounts such as savings accounts.

Bar chart here

10 Years:

Taxable Account $16,189

Nonqualified Contract Tax-Deferred Annuity $18,128

Tax-Deferred Annuity $24,833

20 Years:

Taxable Account $44,747

Nonqualified Contract Tax-Deferred Annuity $57,266

Tax-Deferred Annuity $78,447

30 Years:

Taxable Account $95,124

Nonqualified Contract Tax-Deferred Annuity $141,761

Tax-Deferred Annuity $194,194

This hypothetical chart compares the results of (1) contributing $100 per month to a conventional, non-tax-deferred plan (shown above as "Taxable Account"); (2) contributing $100 to a Nonqualified, tax-deferred annuity (shown above as "Nonqualified Contract Tax-Deferred Annuity"); and (3) contributing $100 per month ($138.89 since contributions are made before tax) to an annuity purchased under a tax-deferred retirement program (shown above as "Tax-Deferred Annuity"). The chart assumes a 27% tax rate and an 8% annual rate of return. Variable options incur Separate Account charges and may also incur account maintenance charges and surrender charges, depending on the contract. The chart does not reflect the deduction of any such charges, and, if reflected, would reduce the amounts shown. Federal withdrawal restrictions and a 10% tax penalty may apply to withdrawals before age 59 1/2. This information is for illustrative purposes only and is not a guarantee of future return for any specific investment.

Unlike taxable accounts, contributions made to tax-favored retirement programs and Nonqualified contracts generally provide tax-deferred treatment on earnings. In addition, contributions made to tax-favored retirement programs ordinarily are not subject to income tax until withdrawn. As shown above, investing in a tax-favored program may increase the accumulation power of savings over time. The more taxes saved and reinvested in the program, the more the accumulation power effectively grows over the years.

To further illustrate the advantages of tax-deferred savings using a 27% Federal tax bracket, an annual return (before the deduction of any fees or charges) of 8% under a tax-favored retirement program in which tax savings were reinvested has an equivalent after-tax annual return of 5.76% under a taxable program. The 8% return on the tax-deferred program will be reduced by the impact of income taxes upon withdrawal. The return will vary depending upon the timing of withdrawals. The previous chart represents (without factoring in fees or charges) after-tax amounts that would be received.

By taking into account the current deferral of taxes, contributions to tax-favored retirement programs increase the amount available for savings by decreasing the relative current out-of-pocket cost (referring to the effect on annual net take-home pay) of the investment, regardless of which type of qualifying investment arrangement that is selected. The chart below illustrates this principle by comparing a pre-tax contribution to a tax-favored retirement plan with an after-tax contribution to a taxable account:
Paycheck Comparison	Tax-Favored Retirement Program	Taxable Account
Annual amount available for savings before federal taxes	$2,500	$2,500
Current federal income tax due on Purchase Payments	0	$(675)
Net retirement plan Purchase Payments	$2,500	$1,825

This chart assumes a 27% federal income tax rate. The $675 that is paid toward current federal income taxes reduces the actual amount saved in the taxable account to $1,825 while the full $2,500 is contributed to the tax-qualified program, subject to being taxed upon withdrawal. Stated otherwise, to reach an annual retirement savings goal of $2,500, the contribution to a tax-qualified retirement program results in a current out-of-pocket expense of $1,825 while the contribution to a taxable account requires the full $2,500 out-of-pocket expense. The tax-qualified retirement program represented in this chart is a plan type, such as one under Section 403(b) of the Code, which allows participants to exclude contributions (within limits) from gross income. This chart is an example only and does not reflect the return of any specific investment.

Contents of Statement of Additional Information

General Information 3

Marketing Information 3

Endorsements and Published Ratings 3

Types of Variable Annuity Contracts 4

Federal Tax Matters 4

Tax Consequences of Purchase Payments to 403(b) Annuities 4

Tax Consequences of Distributions from 403(b) Annuities 5

Special Tax Consequences -- Early Distribution from 403(b) Annuities 5

Special Tax Consequences -- Required Distributions from 403(b) Annuities 5

Economic Growth and Tax Relief Reconciliation Act of 2001 6

Tax-Free Rollovers, Transfers From 403(b) Annuities 6

Purchase Unit Value 6

Illustration of Calculation of Purchase Unit Value 6

Illustration of Purchase of Purchase Units (Assuming No State Premium Tax) 7

Performance Calculations 7

Money Market Divisions Yields 7

Illustration of Calculation of Standardized Yield for Bond Fund Divisions 8

Calculation of Average Annual Total Return 8

Calculation of Potentia General Account Value 9

Performance Information 9

General 9

Average Annual Total Return and Cumulative Return Tables 9

Payout Payments 12

Assumed Investment Rate 12

Amount of Payout Payments 12

Payout Unit Value 13

Illustration of Calculation of Payout Unit Value 13

Illustration of Payout Payments 13

Distribution of Variable Annuity Contracts 13

Experts 14

Comments on Financial Statements 14

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019

Potentia(r) Service 1-888-258-3422

[logo]

AIG VALIC, a member of American International

Group, Inc., is the marketing name for the family of

companies comprising VALIC Financial Advisors, Inc.;

VALIC Retirement Services Company; and

The Variable Annuity Life Insurance Company (VALIC).

PRINTED MATTER

PRINTED IN U.S.A.

VL 13340-50

REV 03/04